RELATED PARTY TRANSACTIONS, Narrative (FY) (Details)								3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 27, 2022 USD ($)	Oct. 27, 2022 USD ($)	Oct. 11, 2022 USD ($)	Jul. 30, 2022 N $ / shares shares	Mar. 04, 2022 USD ($)	Jul. 30, 2021 USD ($) N $ / shares shares	Mar. 04, 2021 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 20, 2022 shares	Aug. 20, 2021 shares
Related Party Transaction [Line Items]
Proceeds from issuance of common stock												$ 25,000
Common stock, shares, subject to forfeiture | shares												0	0
Percentage of acquisition of units allocated								1		1			1
Stock issuance expense												$ 762,517
Proceeds from draw on promissory note												300,000	960,000
Working capital loans outstanding												0	0
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party								$ 0	$ 30,000	$ 0	$ 60,000	$ 100,000	$ 60,000
Investor [Member]
Related Party Transaction [Line Items]
Shares issued, price per share | $ / shares													$ 0.005
Investor [Member] | Second Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from draw on promissory note		$ 760,000	$ 200,000
Investor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction amount										10,000			$ 10,000
Investor [Member] | Maximum [Member] | Second Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from draw on promissory note			$ 1,000,000
Related party transaction, rate			6.00%
Investor [Member] | Maximum [Member] | Second Promissory Note1 [Member]
Related Party Transaction [Line Items]
Proceeds from draw on promissory note			$ 200,000
Investor [Member] | Maximum [Member] | Second Promissory Note2 [Member]
Related Party Transaction [Line Items]
Proceeds from draw on promissory note	$ 760,000
Investor [Member] | Maximum [Member] | Second Promissory Note [Member] [Default Label]
Related Party Transaction [Line Items]
Total drawdowns								$ 960,000		$ 960,000			$ 960,000
Investor [Member] | Maximum [Member] | IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from draw on promissory note					$ 300,000		$ 300,000
Anchor Investor1 [Member] | IPO [Member]
Related Party Transaction [Line Items]
Number of institutional investors | N				10		10
Units issued during period, shares, new issues | shares				14,402,000		14,402,000
Shares issued, price per share | $ / shares				$ 10		$ 10
Anchor Investor2 [Member] | IPO [Member]
Related Party Transaction [Line Items]
Number of institutional investors | N				7		7
Units issued during period, shares, new issues | shares				1,732,500		1,732,500
Shares issued, price per share | $ / shares				$ 10		$ 10
Anchor Investor3 [Member] | IPO [Member]
Related Party Transaction [Line Items]
Number of institutional investors | N				1		1
Units issued during period, shares, new issues | shares				1,400,000		1,400,000
Shares issued, price per share | $ / shares				$ 10		$ 10
Anchor Investor4 [Member] | IPO [Member]
Related Party Transaction [Line Items]
Number of institutional investors | N				2		2
Units issued during period, shares, new issues | shares				437,500		437,500
Shares issued, price per share | $ / shares				$ 10		$ 10
Anchor Investors [Member]
Related Party Transaction [Line Items]
Shares issued, price per share | $ / shares								$ 0.005		$ 0.005
Aggregate number of shares subscribed (in shares) | shares								830,000		830,000			830,000
Common stock shares subscribed but unissued, value													$ 4,150
Fair value of common stock subscription							4,714,400	$ 4,714,400		$ 4,714,400			$ 4,714,400
Share price | $ / shares								$ 5.68		$ 5.68			$ 5.68
Stock issuance expense										$ 4,150			$ 4,150
Offering cost per share | $ / shares										$ 0.005			$ 0.005
Anchor Investors [Member] | IPO [Member]
Related Party Transaction [Line Items]
Common stock shares subscribed but unissued, value						$ 4,150
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Convertible debt, maximum borrowing capacity								$ 1,500,000		$ 1,500,000			$ 1,500,000
Debt instrument, convertible, conversion price | $ / shares								$ 1		$ 1			$ 1
Common Class B [Member]
Related Party Transaction [Line Items]
Issuance of class b ordinary shares to sponsor (in shares) | shares												5,031,250
Common stock, shares, subject to forfeiture | shares												656,250
Common Class B [Member] | Investor [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of common stock					$ 25,000		$ 25,000
Issuance of class b ordinary shares to sponsor (in shares) | shares							5,031,250
Percentage of issued and outstanding shares after Initial Public Offering							20.00%
Common stock shares subject to forfeiture, forfeited | shares														520,875	520,875
Common Class B [Member] | Investor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock, shares, subject to forfeiture | shares							656,250								656,250